Related Party Short-Term Loans (Details)	Oct. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 SFr / shares	Dec. 31, 2024 $ / shares	Nov. 04, 2024 SFr / shares	Oct. 31, 2024 CHF (SFr) SFr / shares	Sep. 27, 2024 SFr / shares	Dec. 31, 2023 SFr / shares	Nov. 15, 2023 USD ($)	Nov. 15, 2023 CHF (SFr)	Sep. 28, 2023 USD ($)	Sep. 28, 2023 CHF (SFr)
Related Party Short-Term Loans [Line Items]
Unsecured loans	$ 1,640,034				SFr 1,492,431			$ 1,510,989	SFr 1,375,000	$ 1,510,989	SFr 1,375,000
Short term loan | SFr					SFr 290,518
Common stock price per share (in Francs per share) | SFr / shares		SFr 0.8		SFr 0.03			SFr 0.8
Conversion price per share (in Dollars per share) | $ / shares	$ 5.65
Related party short-term Loans [Member]
Related Party Short-Term Loans [Line Items]
Percentage of loans bear interest rate								10.00%	10.00%
Common Stock [Member]
Related Party Short-Term Loans [Line Items]
Common stock price per share (in Francs per share) | (per share)			$ 0.8		SFr 0.03	SFr 0.8